Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Subsequent Event [Line Items]
Subsequent Events

12. Subsequent Events
The Plan Sponsor has evaluated subsequent events through the date the financial statements were available to be issued. Verizon acquired Frontier Communications Parent, Inc. (“Frontier”) on January 20, 2026. Effective January 1, 2027 certain Frontier employees will become eligible to participate in the Plan.
No other material subsequent events have occurred that require recognition or disclosure in these financial statements.